Share Options and Restricted Shares	12 Months Ended
Dec. 31, 2010
Share Options and Restricted Shares [Abstract]
SHARE OPTIONS AND RESTRICTED SHARES

22.	SHARE OPTIONS AND RESTRICTED SHARES

In April 2005, the Company adopted a stock option scheme (the “Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company to provide grants of share-based compensation as incentives and rewards to encourage employees, officers, consultants and directors in the long-term success of the Company. As of December 31, 2010, options to purchase up to 18.5 million ordinary shares are authorized under the Option Plan. Share options are granted to employees at exercise prices equal to the fair market value of ordinary shares on the date of grant and have a term of five years. Generally, share option grants to employees vest over three years from date of grant while certain options granted vest immediately. Restricted shares are granted to employees at exercise prices equal to zero and generally vest over 1 to 5 years. The Company issues new shares of common stock upon the issuance of restricted stock and the exercise of stock options. As of December 31, 2010, options to purchase 16.2 million ordinary shares were granted, 0.8 million of those options and restricted shares were exercised and 0.1 million of those options and restricted shares were forfeited during the year ended December 31, 2010. In 2009, 5.0 million shares were authorized and available for further grants of share-based awards, and no such shares were authorized during year 2010.

Share-based compensation cost was approximately $11.4 million, $6.6 million and $14.9 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Options to Employees and Non-employees

On April 19, 2010, the Company extended the expiry period of 3.9 million share options from 5 years to 10 years. As of December 31, 2010, all these options that affected were fully vested. This modification caused a total $1.5 million incremental compensation cost for the year ended December 31, 2010.

A summary of the option activity and information regarding options outstanding as of December 31, 2010 is as follows:

			Weighted Average	Aggregate
	Number of	Weighted Average	Remaining	Intrinsic
	Options	Exercise Price	Contract Life	Value
	(In millions, except price and contract life data)

Options outstanding on January 1, 2010	4.0	8.886
Forfeited	—
Exercised	(0.1)	6.340

Options outstanding on December 31, 2010	3.9	8.967	4.8 years	3.8

Options vested at December 31, 2010	3.9	8.967	4.8 years	3.8

Options exercisable at December 31, 2010	3.9	8.967	4.8 years	3.8

No options were granted to employees during the years ended December 31, 2009 and 2010, respectively.

The total fair value of options vested for the years ended December 31, 2008, 2009 and 2010 was $17.6 million, $1.3 million and nil, respectively.

As of December 31, 2010, all outstanding options were vested therefore, the share-based compensation expense had all been recognized, and there was no unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Option Plan.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price. In accordance with the current accounting guidance, for all share-based compensation awards granted after December 31, 2007, the average expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach. The risk-free interest rate is based on US Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant.

Restricted Shares to Employees

The Company granted 1.4 million, 1.6 million and 1.6 million restricted shares during the years ended December 31, 2008, 2009 and 2010, respectively, with an aggregate grant-date fair value of approximately $15.5 million, $21.8 million and $13.2 million, respectively. During the years ended December 31, 2008, 2009 and 2010, 99,900, 142,605 and 707,051 shares of restricted stock were vested with a total grant date fair value of $3.6 million, $3.8 million and $10.7 million, respectively.

These shares were granted in anticipation of services to be provided during the respective vesting periods. The Company recorded the fair value of unvested shares equal to the market price on the date of grant with related compensation expense recognized over the vesting period. Until vested, the Restricted Shares are not transferable and may not be sold, pledged or otherwise transferred.

The following table summarizes the activity of unvested restricted stock shares (“Share-Based Awards”) during the year ended December 31, 2010:

	Number of	Weighted Average
	Restricted Shares	Fair Value at Grant Date
	(In millions, except price data)

Unvested at January 1, 2010	2.9	$15.26
Granted	1.6	8.27
Vested	(0.7)	15.18
Forfeited	(0.1)	13.73

Unvested at December 31, 2010	3.7	$12.30

As of December 31, 2010, there was $24.1 million of total unrecognized compensation cost related to unvested restricted shares to be recognized over a weighted-average period of 3.95 years.